Related Party Balanceand Transactions - Schedule of Related Party Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Directors and management fees	$ 156	$ 170	$ 22
Amortization of shareholder' convertible loans discount and BCF		103	1,116
Interest on shareholders' convertible note and loans		$ 164	$ 270